COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Aug. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

The Company has certain financial commitments in relation to Research and Development contracts. As of February 28, 2019:

•	The Company is obligated to make one payment of $77,760 on March 1, 2019 for research and development.
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The Company is obligated to make two semi-annual payments totaling 115,000 GBP over the next year. A payment of $57,500 GBP is due on October 5, 2018, and April 5, 2019, respectively. The October 5, 2018 payment has not yet been paid by the Company.

•	The Company is invoiced monthly and quarterly in relation to several Research and Development contracts.
•	The Company may be obligated to make additional payments related to Research and Development contracts entered into, dependent on the progress and milestones achieved through the programs.

NOTE 7 – COMMITMENTS AND CONTENGENCIES

The Company has certain financial commitments in relation to Research and Development contracts. As of August 31, 2018:

•	The Company is obligated to make a $100,000 payment for research and development on October 1, 2018.
•	The Company is obligated to make three payments of $77,760 each on September 1, 2018, December 1, 2018, and March 1, 2019 for research and development.
•	The Company is obligated to make a two semi-annual payments totaling 154,000 GBP over during the next year.
•	The Company is invoiced monthly and quarterly in relation to several Research and Development contracts.
•	The Company may be obligated to make additional payments related to Research and Development contracts entered into, dependent on the progress and milestones achieved through the programs.